Leases - Summary of Lease Items Recognized in Combined Statements Of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Right-of-use assets
Right-of-use assets	¥ 17,030	$ 2,469	¥ 19,766	¥ 18,313
Lease liabilities
Current	6,853	993	7,067
Non-current	9,327	$ 1,352	12,566
Lease liabilities	16,180		19,633	17,836
Office buildings [Member]
Right-of-use assets
Right-of-use assets	12,558		13,790	18,313
Lease liabilities
Lease liabilities	12,619		13,902	17,836
Charging stations [Member]
Right-of-use assets
Right-of-use assets	4,472		5,976
Lease liabilities
Lease liabilities	¥ 3,561		¥ 5,731	¥ 0